Note 13 - Other Operating Income and Expense (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Other Operating Income (Expense), Net	$ 1,662	$ (1,174)	$ 29,014